Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
COMMITMENTS

NOTE 12 - COMMITMENTS:

Lease agreements:

1)	The Company has an operating lease agreement with respect to the building it uses. The lease period ends in December 31, 2019.

The lease payments are linked to the Israeli CPI.

The annual lease payments amounted to approximately USD 83 thousands for the year ended December 31, 2018.

The minimum annual lease payments under the agreements for 2019 are USD 80 thousands.

2)	The Company leases vehicles under operating lease agreements for a period of 36 months. With regards to these agreements, the Company has deposited amounts as security for the future lease payments. As of the balance sheet date the balance of such deposits is approximately USD 11 thousands which was recorded as part of the prepaid expenses within the “Other current assets”. The minimum annual lease payments according to the agreements are as follows:

December 31, 2018
USD in thousands
2019	30
2020	9
39